Long-term debt - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 27,501	$ 29,163
Fixed Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.95%	2.05%
Debt, interest rate, maximum (percent)	4.60%	5.45%
Debt, maturity date, beginning	2020
Debt, maturity date, end	2028
Long-term debt	$ 23,519	$ 24,995
Floating Rate Senior Notes
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	1.71%	2.61%
Debt, interest rate, maximum (percent)	2.96%	3.86%
Debt, maturity date, beginning	2020
Debt, maturity date, end	2038
Long-term debt	$ 2,328	$ 2,628
Subordinated debt
Debt Instrument [Line Items]
Debt, interest rate, minimum (percent)	3.00%	3.00%
Debt, interest rate, maximum (percent)	7.50%	7.50%
Debt, maturity date, beginning	2021
Debt, maturity date, end	2029
Long-term debt	$ 1,654	$ 1,540